Intangible Assets - Additional Information (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	$ 13,974,430		$ 14,678,640	$ 8,639,242
Expenses related to unsuccessful wells	$ 606,244	$ 766,688	$ 2,500,638